Stockholders' Deficit - Schedule of Option Assumption (Details) (10-K)	Jan. 25, 2021	Feb. 19, 2020	Aug. 08, 2019	Mar. 20, 2018	Jan. 01, 2016
Common Stock Warrants and Options [Member]
Expected dividends	0.00%	0.00%			0.00%
Expected volatility	133.22%	125.19%			112.00%
Expected term	7 years	3 years			5 years
Risk free interest rate	1.46%	1.56%			0.18%
Expected forfeitures	0.00%	0.00%			0.00%
Common Stock Warrants and Options One [Member]
Expected dividends		0.00%
Expected volatility		125.19%
Expected term		3 years
Risk free interest rate		1.50%
Expected forfeitures		0.00%
Common Stock Warrants and Options Two [Member]
Expected dividends		0.00%
Expected volatility		125.19%
Expected term		6 years
Risk free interest rate		1.46%
Expected forfeitures		0.00%
Common Stock Warrants and Options [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			3 years
Risk free interest rate			1.62%
Expected forfeitures			0.00%
Common Stock Warrants and Options [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			3 years
Risk free interest rate			1.62%
Expected forfeitures			0.00%
Common Stock Warrants and Options Two [Member]
Expected dividends		0.00%	0.00%
Expected volatility		125.19%	105.73%
Expected term		6 years	3 years
Risk free interest rate		1.46%	1.54%
Expected forfeitures		0.00%	0.00%
Common Stock Warrants and Options Three [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			2 years
Risk free interest rate			1.62%
Expected forfeitures			0.00%
Common Stock Warrants and Options Four [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			2 years
Risk free interest rate			1.62%
Expected forfeitures			0.00%
Common Stock Warrants and Options Five [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			2 years
Risk free interest rate			1.62%
Expected forfeitures			0.00%
Common Stock Warrants and Options Six [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			2 years
Risk free interest rate			1.62%
Expected forfeitures			0.00%
Common Stock Warrants and Options Seven [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			3 years
Risk free interest rate			1.54%
Expected forfeitures			0.00%
Common Stock Warrants and Options Eight [Member]
Expected dividends			0.00%
Expected volatility			105.73%
Expected term			3 years
Risk free interest rate			1.54%
Expected forfeitures			0.00%
Common Stock Warrants and Options Nine [Member]
Expected dividends				0.00%
Expected volatility				97.56%
Expected term				4 years
Risk free interest rate				2.65%
Expected forfeitures				0.00%